Consolidated statements of income and of comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net revenue from services rendered	R$ 6,532,005	R$ 5,940,456	R$ 6,196,465
Net income (loss) from financial instruments at amortized cost and at fair value through other comprehensive income	1,572,522	1,145,395	(1,559,464)
Net income from financial instruments at fair value through profit or loss	6,755,569	6,261,539	7,440,111
Total revenue and income	14,860,096	13,347,390	12,077,112
Operating costs	(4,398,923)	(3,871,096)	(3,430,109)
Selling expenses	(169,486)	(138,722)	(227,483)
Administrative expenses	(5,461,147)	(5,641,233)	(4,692,698)
Other operating income (expenses), net	10,638	256,944	324,354
Expected credit losses	(360,859)	(94,159)	(92,560)
Interest expense on debt	(617,478)	(402,303)	(135,732)
Share of profit or (loss) in joint ventures and associates	73,507	(12,165)	(7,710)
Income before income tax	3,936,348	3,444,656	3,815,174
Income tax credit / (expense)	(36,957)	135,555	(222,714)
Net income for the year	3,899,391	3,580,211	3,592,460
Items that can be subsequently reclassified to income
Foreign exchange variation of investees located abroad	(41,160)	(19,645)	20,977
Gains (losses) on net investment hedge	34,603	17,252	(18,758)
Changes in the fair value of financial assets at fair value through other comprehensive income	556,381	218,106	(549,017)
Other comprehensive income (loss) for the period, net of tax	549,824	215,713	(546,798)
Total comprehensive income for the year	4,449,215	3,795,924	3,045,662
Net income attributable to:
Owners of the Parent company	3,898,702	3,579,050	3,589,416
Non-controlling interest	689	1,161	3,044
Total comprehensive income attributable to:
Owners of the Parent company	4,448,526	3,794,763	3,042,618
Non-controlling interest	R$ 689	R$ 1,161	R$ 3,044
Earnings per share from total income attributable to the ordinary equity holders of the company
Basic earnings per share (in R$ per share)	R$ 7.2220	R$ 6.4438	R$ 6.4211
Diluted earnings per share (in R$ per share)	R$ 7.1639	R$ 6.2461	R$ 6.2588